UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chartist, Inc.
Address: 5122 Katella Avenue Suite 200
         Los Alamitos, California 90720

Form 13F File Number:

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information Contained therein is true, correct and complete, and that it is Understood that all required items, statement, schedules, lists and Tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven G. Mais
Title:      Vice President
Telephone:  562-596-2385

Signature, Place and Date of Signing:

Steven G. Mais, Los Alamitos CA, February 1, 2011
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[   ] 13F Notice
[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: 286,739

The Chartist,Inc.
13F TABLE
Name of Issuer        Titl  CUSIP     Marke Share   Sh/  Investme  Voting
                      e     No.       t     s            nt
                      of              Value         Othe Discreti  Authori
                                                    r    on        ty
                      Clas            *1000              Sole      None
                      s
Agrium Inc            Com   00891610  5568  60682   Sh   60682     60682
                            8
Amazon Com Inc        Com   02313510  5504  30575   Sh   30575     30575
                            6
Anadarko Petroleum    Com   03251110  6019  79029   Sh   79029     79029
Corp                        7
Baidu Inc Adr         Com   05675210  4576  47404   Sh   47404     47404
                            8
Cf Industries         Com   12526910  5756  42590   Sh   42590     42590
Holdings                    0
Central Fd Cda Ltd    Com   15350110  231   11155   Sh   11155     11155
Cla                         1
Chipotle Mexican      Com   16965610  4936  23210   Sh   23210     23210
Grill                       5
Citrix Systems Inc    Com   17737610  5411  79094   Sh   79094     79094
                            0
Companhia Vale Do Adr Com   20441220  5335  74450   Sh   74450     74450
                            9
Ebay Inc              Com   27864210  4823  17328   Sh   173287    173287
                            3               7
F5 Networks Inc       Com   31561610  5548  42625   Sh   42625     42625
                            2
Ford Motor Company    Com   34537086  5511  32822   Sh   328220    328220
New                         0               0
Great Basin Gold Ltd  Com   39012410  550   18580   Sh   185800    185800
                            5               0
iShares MSCI          Com   46428610  8689  34153   Sh   341534    341534
Australia                   3               4
Ishares Msci Brazil   Com   46428640  8249  10657   Sh   106573    106573
Indx                        0               3
iShares MSCI Pac Ex   Com   46428666  8636  18383   Sh   183830    183830
Japn                        5               0
Ishares Msci Taiwan   Com   46428673  9510  60886   Sh   608860    608860
Indx                        1               0
Ishares Msci Korea    Com   46428677  9294  15189   Sh   151894    151894
Idx                         2               4
Ishares Msci Hk Idx   Com   46428687  8267  43694   Sh   436946    436946
Fd                          1               6
iShares MSCI Emrg Mkt Com   46428723  9105  19111   Sh   191112    191112
                            4               2
iShares S&P Latin     Com   46428739  8819  16373   Sh   163732    163732
Amer                        0               2
Ishares Tr Msci Eafe  Com   46428746  292   5024    Sh   5024      5024
Fd                          5
Ishares Tr Russell    Com   46428765  344   4401    Sh   4401      4401
                            5
Ishares Tr Dj US      Com   46428783  9451  12201   Sh   122015    122015
Basic                       8               5
Las Vegas Sands Corp  Com   51783410  4576  99595   Sh   99595     99595
                            7
Market Vectors Gold   Com   57060410  384   6245    Sh   6245      6245
Miners                      0
Massey Energy Company Com   57620610  6680  12452   Sh   124520    124520
                            6               0
National Oilwell      Com   63707110  5954  88542   Sh   88542     88542
Varco                       1
Penney J C Co Inc     Com   70816010  5123  15854   Sh   158548    158548
                            6               8
Priceline.Com Inc New Com   74150340  5417  13558   Sh   13558     13558
                            3
Silver Wheaton Corp   Com   82833610  6184  15839   Sh   158393    158393
                            7               3
Teck Resources Ltd Cl Com   87874220  6771  10951   Sh   109516    109516
Bf                          4               6
United Contl Hldgs    Com   91004710  4427  18585   Sh   185857    185857
Inc                         9               7
Vanguard Emerging     Com   92204285  8545  17747   Sh   177473    177473
Market                      8               3
Vanguard European ETF Com   92204287  7994  16284   Sh   162844    162844
                            4               4
Wynn Resorts          Com   98313410  4772  45957   Sh   45957     45957
                            7
Bhp Billiton Adr New  Com   05545E20  5257  65300   Sh   65300     65300
                            9
Freeport Mcmoran      Com   35671D85  5980  49800   Sh   49800     49800
Copper                      7
Ishares Silver TRUST  Com   46428Q10  10390 34428   Sh   344283    344283
                            9               3
Market Vectors Etf    Com   57060U50  9091  23981   Sh   239810    239810
TRUST                       6               0
Market Vectors Etf    Com   57060U58  8765  21973   Sh   219733    219733
                            9               3
Mosaic Company        Com   61945A10  5524  72340   Sh   72340     72340
                            7
Netflix Inc           Com   64110L10  5387  30663   Sh   30663     30663
                            6
S P D R TRUST Unit SR Com   78462F10  641   5101    Sh   5101      5101
                            3
Spdr Gold TRUST       Com   78463V10  228   1640    Sh   1640      1640
                            7
SPDR S&P Retail       Com   78464A71  219   4529    Sh   4529      4529
                            4
SPDR S&P Oil & Gas    Com   78464A73  223   4227    Sh   4227      4227
Expl                        0
Spdr S&P Metals &     Com   78464A75  10092 14672   Sh   146724    146724
Mining                      5               4
Diamonds TRUST Series Com   78467X10  275   2375    Sh   2375      2375
I                           9
Sector SPDR Materials Com   81369Y10  9455  24615   Sh   246153    246153
                            0               3
Sirius Xm Radio Inc   Com   82967N10  875   53682   Sh   536825    536825
                            8               5
Tanzanian Royalty     Com   87600U10  80    10900   Sh   10900     10900
Expl                        4
Walter Industries Inc Com   93317Q10  7006  54803   Sh   54803     54803
                            5